Acquisition of subsidiaries - Disclosure of reconciliation of changes in goodwill ActGenomics (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 37,364	$ 29,170	$ 33,800
ACT Genomics Holdings Company Limited
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred			49,784
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics			6,484
Fair value of identifiable net assets			(22,468)
Goodwill			$ 33,800